Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 38,563	$ 97,376	$ 77,351
Less preferred dividend attributable to preferred shareholders	8,000	8,000	8,000
Net income available to common shareholders	$ 30,563	$ 89,376	$ 69,351
Weighted average number of shares, basic (in shares)	103,038,189	107,576,009	113,619,092
Weighted average number of shares, diluted (in shares)	103,038,189	107,576,009	113,619,092
Earnings/(loss) per share, basic (in USD per share)	$ 0.30	$ 0.83	$ 0.61
Earnings/(loss) per share, diluted (in USD per share)	$ 0.30	$ 0.83	$ 0.61